Consolidated statements of cash flows R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Operating activities
Profit (loss) before income taxes	R$ (100,901)	R$ 66,356	R$ 92,838
Adjustments to reconcile profit (loss) before income taxes
Depreciation and amortization	19,594	14,288	5,757
Inventory reserves	7,252	4,481	4,533
Allowance for doubtful accounts	9,588	5,227	5,613
Residual value of property and equipment and intangible assets disposed	138	664	8
Financial instruments from acquisition of interests	(659)	6,657	(31,682)
Changes in accounts payable to selling shareholders	130,378
Share of loss of equity-accounted investees	792	705	1,111
Changes in fair value of step acquisitions		(1,184)
Share-based compensation plan	60,297	1,890	2,043
Accrued interest	8,704	11,179	101
Provision for legal proceedings	131
Foreign exchange loss	34,435
Adjustments to reconcile profit (loss) before income taxes	169,749	110,263	80,322
Changes in assets and liabilities
Trade receivables	(57,020)	(24,347)	(13,641)
Inventories	(3,563)	(8,914)	(8,312)
Taxes recoverable	(3,807)	(2,777)	(2,608)
Other assets	(2,254)	(320)	(2,777)
Trade payables	10,256	(1,512)	211
Labor and social obligations	7,169	3,081	2,277
Taxes and contributions payable	1,476	553	(521)
Advances from customers	99	3,950	(1,639)
Other liabilities	(3,342)	(654)	2,970
Cash generated from operations	118,763	79,323	56,282
Income taxes paid	(26,639)	(16,673)	(15,045)
Net cash flows from operating activities	92,124	62,650	41,237
Investing activities
Acquisition of property and equipment	(6,854)	(5,314)	(1,591)
Payment of investments and interests in other entities	(2,000)	(19,900)	(7,300)
Acquisition of subsidiaries, net of cash acquired	(14,756)	(28,347)	(32,657)
Acquisition of intangible assets	(29,403)	(6,047)	(5,563)
Financial instruments from acquisitions of interests			(2,900)
Financial investments	(727,951)	(17,361)	25,797
Other		(300)	(707)
Net cash flows used in investing activities	(780,964)	(77,269)	(24,921)
Financing activities
Capital increase	3,091	86,148
Capital increase - proceeds from initial public offering	895,182
Share issuance costs	(78,531)
Dividends paid	(85,000)	(75,053)	(13,487)
Others			846
Net cash flows from (used in) financing activities	734,742	11,095	(12,641)
Net foreign exchange difference	(34,435)
Increase (decrease) in cash and cash equivalents	11,467	(3,524)	3,675
Cash and cash equivalents at the beginning of the year	834	4,358	683
Cash and cash equivalents at the end of the year	12,301	834	4,358
Increase (decrease) in cash and cash equivalents	R$ 11,467	R$ (3,524)	R$ 3,675